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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Piper Jaffray Companies
Address: 800 Nicollet Mall
         Suite 800
         Minneapolis, MN 55402-7020

Form 13F File Number: 28-10776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim Carter
Title:   Treasurer
Phone:   612 303-6000

Signature, Place, and Date of Signing:


Tim Carter                                 Minneapolis, MN           4/24/09
-------------------------------------   ----------------------   ---------------
[Signature]                                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:   $     9,071
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          Value   SHRS OR  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACADIA PHARMACEUTICALS INC   COM              004225108       36    37,500 SH                              37,500      0    0
ANNTAYLOR STORES CORP        COM              036115103       27     5,100 SH                               5,100      0    0
BAXTER INTL INC              COM              071813109      653    12,743 SH                              12,743      0    0
ECLIPSYS CORP                COM              278856109       25     2,500 SH                               2,500      0    0
FOSSIL INC                   COM              349882100        1        59 SH                                  59      0    0
HELICOS BIOSCIENCES CORP     COM              42326R109        1     2,500 SH                               2,500      0    0
IMMUCOR INC                  COM              452526106      273    10,846 SH                              10,846      0    0
KROGER CO                    COM              501044101      159     7,500 SH                               7,500      0    0
LAS VEGAS SANDS CORP         COM              517834107        1       400 SH                                 400      0    0
MACROVISION CORP             NOTE 2.625% 8/1  555904AB7    1,828 2,000,000 PRN                          2,000,000      0    0
MAGMA DESIGN AUTOMATION      NOTE 2.000% 5/1  559181AC6    1,793 2,869,000 PRN                          2,869,000      0    0
MASIMO CORP                  COM              574795100      384    13,234 SH                              13,234      0    0
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100      385    20,815 SH                              20,815      0    0
MWI VETERINARY SUPPLY INC    COM              55402X105        2        83 SH                                  83      0    0
NYSE EURONEXT                COM              629491101    1,138    63,578 SH                              63,578      0    0
OCWEN FINL CORP              NOTE 3.250% 8/0  675746AD3    1,995 2,000,000 PRN                          2,000,000      0    0
PALM INC NEW                 COM              696643105       43     5,000 SH                               5,000      0    0
RF MICRODEVICES INC          COM              749941100       33    25,000 SH                              25,000      0    0
SANDISK CORP                 COM              80004C101       32     2,500 SH                               2,500      0    0
WRIGHT MED GROUP INC         COM              98235T107      262    20,106 SH                              20,106      0    0